Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	53.00%	64.00%
Fixed rate and long-maturity financing (as percent)	100.00%	87.00%